Class A, Class C & Select Class Shares | JPMorgan Tax Aware Equity Fund
JPMorgan Tax Aware Equity Fund (formerly the JPMorgan Tax Aware Disciplined Equity Fund) Class/Ticker: A/JPEAX; C/JPECX; Select/JPESX
What is the goal of the Fund?
The Fund's goal is to provide high after-tax total return from a portfolio of selected equity securities.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least  $50,000 in J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in "How to Do Business with the Funds — SALES CHARGES" on page 21 of the prospectus and in "PURCHASES, REDEMPTIONS AND EXCHANGES" in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees Class A, Class C & Select Class Shares JPMorgan Tax Aware Equity Fund	Class A		Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	5.25%		none	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	none	[1]	1.00%	none
[1]	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class A, Class C & Select Class Shares JPMorgan Tax Aware Equity Fund		Class A	Class C	Select Class
Management Fees		0.35%	0.35%	0.35%
Distribution (Rule 12b-1) Fees		0.25%	0.75%	none
Other Expenses	[1]	0.38%	0.38%	0.38%
Shareholder Service Fees		0.25%	0.25%	0.25%
Remainder of Other Expenses		0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses		0.98%	1.48%	0.73%
[1]	"Other Expenses" are based on estimated amounts for the current year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
Expense Example Class A, Class C & Select Class Shares JPMorgan Tax Aware Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	620	821	1,038	1,663
Class C	251	468	808	1,768
Select Class	75	233	406	906

IF YOU DO NOT SELL YOUR SHARES, YOUR COSTS WOULD BE:
Expense Example, No Redemption Class A, Class C & Select Class Shares JPMorgan Tax Aware Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	620	821	1,038	1,663
Class C	151	468	808	1,768
Select Class	75	233	406	906

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 65% of the average value of its portfolio.

What are the Fund's main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. "Assets" means net assets, plus the amount of borrowings for investment purposes. In implementing its main strategy, the Fund primarily invests in common stocks of large and medium capitalization U.S. companies. Large and medium capitalization companies are companies with market capitalizations equal to those within the universe of the S&P 500 Index at the time of purchase. As of January 31, 2011, the market capitalizations of the companies in the S&P 500 Index ranged from  $1.5 billion to  $407 billion.

Sector by sector, the Fund's weightings are similar to those of the S&P 500 Index. Within each sector, the Fund focuses on those equity securities that it considers undervalued and seeks to outperform the S&P 500 through superior stock selection. By emphasizing undervalued securities, the Fund seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the Fund so that they can differ only moderately from the sector weightings of the S&P 500 Index, the Fund seeks to limits its volatility to that of the overall market, as represented by this index.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

The Fund seeks to minimize shareholders' tax liability in connection with the Fund's distribution of realized capital gain by minimizing the net gains available for distribution. In addition, the Fund seeks to minimize distributions that are taxed as ordinary income and not qualified dividend income.

Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company's real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value.

On behalf of the Fund, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock's price

•	impact on the overall risk of the portfolio relative to the benchmark

•	high perceived potential reward compared to perceived potential risk

•	possible temporary mispricings caused by apparent market overreactions

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions and the implementation of the tax aware strategy.

The Fund's Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund's portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund's securities does down, your investment in the Fund decreases in value.

Mid Cap Company Risk. The Fund may invest in large and mid capitalization companies, and the Fund's risks increase as it invests more heavily in mid capitalization companies. Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investment in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Strategy Risk. An undervalued stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company's value or the factors that the adviser believes will cause the stock price to increase do not occur.

Tax Aware Investing Risk. The Fund's tax aware strategies may reduce your taxable income, but will not eliminate it. These strategies may require trade-offs that reduce pretax income.

Managing the Fund to maximize after-tax returns may also potentially have a negative effect on the Fund's performance. Because tax consequences are considered in managing the Fund, the Fund's pre-tax performance may be lower than that of a similar fund that is not tax-managed.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. Because the Class A, Class C and Select Class Shares have not commenced operations as of the date of this prospectus, the bar chart shows how the performance of the Fund's Institutional Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. It compares the performance to the S&P 500 Index and the Lipper Large-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The actual returns of Class A, Class C and Select Class Shares would have been lower than those shown because each of these classes have higher expenses than Institutional Class Shares. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com   or by calling 1-800-480-4111.

YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	16.01%
Worst Quarter	4th quarter, 2008	-21.04%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns Class A, Class C & Select Class Shares JPMorgan Tax Aware Equity Fund	Past 1 Year	Past 5 Years	Past 10 Years
Institutional Class	14.12%	2.77%	1.53%
Institutional Class Return After Taxes on Distributions	13.90%	2.53%	1.28%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	9.42%	2.34%	1.24%
S&P 500 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	15.06%	2.29%	1.41%
LIPPER LARGE-CAP CORE FUNDS INDEX (Reflects No Deduction for Taxes)	12.77%	1.91%	0.76%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situations and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Central Index Key	dei_EntityCentralIndexKey	0001217286
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 22, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 22, 2011
Prospectus Date	rr_ProspectusDate	Mar 22, 2011
Class A, Class C & Select Class Shares | JPMorgan Tax Aware Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	(10.48%)
Annual Return 2002	rr_AnnualReturn2002	(24.19%)
Annual Return 2003	rr_AnnualReturn2003	29.91%
Annual Return 2004	rr_AnnualReturn2004	11.29%
Annual Return 2005	rr_AnnualReturn2005	3.49%
Annual Return 2006	rr_AnnualReturn2006	15.91%
Annual Return 2007	rr_AnnualReturn2007	3.86%
Annual Return 2008	rr_AnnualReturn2008	(36.11%)
Annual Return 2009	rr_AnnualReturn2009	30.62%
Annual Return 2010	rr_AnnualReturn2010	14.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.04%)
Past 1 Year	rr_AverageAnnualReturnYear01	14.12%
Past 5 Years	rr_AverageAnnualReturnYear05	2.77%
Past 10 Years	rr_AverageAnnualReturnYear10	1.53%
Class A, Class C & Select Class Shares | JPMorgan Tax Aware Equity Fund | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	13.90%
Past 5 Years	rr_AverageAnnualReturnYear05	2.53%
Past 10 Years	rr_AverageAnnualReturnYear10	1.28%
Class A, Class C & Select Class Shares | JPMorgan Tax Aware Equity Fund | Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	9.42%
Past 5 Years	rr_AverageAnnualReturnYear05	2.34%
Past 10 Years	rr_AverageAnnualReturnYear10	1.24%
Class A, Class C & Select Class Shares | JPMorgan Tax Aware Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
1 Year	rr_ExpenseExampleYear01	620
3 Years	rr_ExpenseExampleYear03	821
5 Years	rr_ExpenseExampleYear05	1,038
10 Years	rr_ExpenseExampleYear10	1,663
1 Year	rr_ExpenseExampleNoRedemptionYear01	620
3 Years	rr_ExpenseExampleNoRedemptionYear03	821
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,038
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,663
Class A, Class C & Select Class Shares | JPMorgan Tax Aware Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
1 Year	rr_ExpenseExampleYear01	251
3 Years	rr_ExpenseExampleYear03	468
5 Years	rr_ExpenseExampleYear05	808
10 Years	rr_ExpenseExampleYear10	1,768
1 Year	rr_ExpenseExampleNoRedemptionYear01	151
3 Years	rr_ExpenseExampleNoRedemptionYear03	468
5 Years	rr_ExpenseExampleNoRedemptionYear05	808
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,768
Class A, Class C & Select Class Shares | JPMorgan Tax Aware Equity Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
1 Year	rr_ExpenseExampleYear01	75
3 Years	rr_ExpenseExampleYear03	233
5 Years	rr_ExpenseExampleYear05	406
10 Years	rr_ExpenseExampleYear10	906
1 Year	rr_ExpenseExampleNoRedemptionYear01	75
3 Years	rr_ExpenseExampleNoRedemptionYear03	233
5 Years	rr_ExpenseExampleNoRedemptionYear05	406
10 Years	rr_ExpenseExampleNoRedemptionYear10	906
Class A, Class C & Select Class Shares | JPMorgan Tax Aware Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan Tax Aware Equity Fund (formerly the JPMorgan Tax Aware Disciplined Equity Fund) Class/Ticker: A/JPEAX; C/JPECX; Select/JPESX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's goal is to provide high after-tax total return from a portfolio of selected equity securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least  $50,000 in J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in "How to Do Business with the Funds — SALES CHARGES" on page 21 of the prospectus and in "PURCHASES, REDEMPTIONS AND EXCHANGES" in Appendix A to Part II of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 65% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in J.P. Morgan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COSTS WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund's main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. "Assets" means net assets, plus the amount of borrowings for investment purposes. In implementing its main strategy, the Fund primarily invests in common stocks of large and medium capitalization U.S. companies. Large and medium capitalization companies are companies with market capitalizations equal to those within the universe of the S&P 500 Index at the time of purchase. As of January 31, 2011, the market capitalizations of the companies in the S&P 500 Index ranged from  $1.5 billion to  $407 billion.

Sector by sector, the Fund's weightings are similar to those of the S&P 500 Index. Within each sector, the Fund focuses on those equity securities that it considers undervalued and seeks to outperform the S&P 500 through superior stock selection. By emphasizing undervalued securities, the Fund seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the Fund so that they can differ only moderately from the sector weightings of the S&P 500 Index, the Fund seeks to limits its volatility to that of the overall market, as represented by this index.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

The Fund seeks to minimize shareholders' tax liability in connection with the Fund's distribution of realized capital gain by minimizing the net gains available for distribution. In addition, the Fund seeks to minimize distributions that are taxed as ordinary income and not qualified dividend income.

Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company's real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value.

On behalf of the Fund, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock's price

•	impact on the overall risk of the portfolio relative to the benchmark

•	high perceived potential reward compared to perceived potential risk

•	possible temporary mispricings caused by apparent market overreactions

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions and the implementation of the tax aware strategy.

Risk [Heading]	rr_RiskHeading	The Fund's Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund's portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund's securities does down, your investment in the Fund decreases in value.

Mid Cap Company Risk. The Fund may invest in large and mid capitalization companies, and the Fund's risks increase as it invests more heavily in mid capitalization companies. Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investment in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Strategy Risk. An undervalued stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company's value or the factors that the adviser believes will cause the stock price to increase do not occur.

Tax Aware Investing Risk. The Fund's tax aware strategies may reduce your taxable income, but will not eliminate it. These strategies may require trade-offs that reduce pretax income.

Managing the Fund to maximize after-tax returns may also potentially have a negative effect on the Fund's performance. Because tax consequences are considered in managing the Fund, the Fund's pre-tax performance may be lower than that of a similar fund that is not tax-managed.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section provides some indication of the risks of investing in the Fund. Because the Class A, Class C and Select Class Shares have not commenced operations as of the date of this prospectus, the bar chart shows how the performance of the Fund's Institutional Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. It compares the performance to the S&P 500 Index and the Lipper Large-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The actual returns of Class A, Class C and Select Class Shares would have been lower than those shown because each of these classes have higher expenses than Institutional Class Shares. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com   or by calling 1-800-480-4111.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Because the Class A, Class C and Select Class Shares have not commenced operations as of the date of this prospectus, the bar chart shows how the performance of the Fund's Institutional Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares the performance to the S&P 500 Index and the Lipper Large-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The actual returns of Class A, Class C and Select Class Shares would have been lower than those shown because each of these classes have higher expenses than Institutional Class Shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	2nd quarter, 2009	16.01%
Worst Quarter	4th quarter, 2008	-21.04%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Because the Class A, Class C and Select Class Shares have not commenced operations as of the date of this prospectus, the bar chart shows how the performance of the Fund's Institutional Class Shares has varied from year to year for the past ten calendar years.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situations and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situations and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Class A, Class C & Select Class Shares | JPMorgan Tax Aware Equity Fund | S&P 500 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.06%
Past 5 Years	rr_AverageAnnualReturnYear05	2.29%
Past 10 Years	rr_AverageAnnualReturnYear10	1.41%
Class A, Class C & Select Class Shares | JPMorgan Tax Aware Equity Fund | LIPPER LARGE-CAP CORE FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	12.77%
Past 5 Years	rr_AverageAnnualReturnYear05	1.91%
Past 10 Years	rr_AverageAnnualReturnYear10	0.76%

[1]	(under $1 million)
[2]	"Other Expenses" are based on estimated amounts for the current year.